FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT Overview of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Instrument and Financial Risk Mangement

	As at December 31,
€ in thousands	2017	2016	2015
Financial assets	356,377	238,952	243,024
Restricted cash	1,601	1,600	1,648
Trade receivables	2,111	3,512	6,782
Current financial assets	337,714	180,484	230,992
Cash and cash equivalents	14,951	53,356	3,602

Total financial assets	356,377	238,952	243,024

At fair value through profit or loss	66,454	19,812	54,146
Convertible bond - Embedded derivative	66,454	19,812	54,146
At amortized cost	104,280	104,856	92,338
Convertible bond - Host debt	88,715	84,537	80,682

Total Trade payables	15,565	20,319	11,656

Total financial liabilities	170,734	124,668	146,484

Summary of Fair Value of Components Financial Instruments

The following table presents the fair values of the components of the convertible bond and the related fair value (FV) level:

€ in thousands	Carrying amount	Fair Value	Level of FV hierarchy IFRS 13
At 31 December 2017
Financial assets
Other financial assets	49,718	49,718	Level 3
As at December 31, 2017
Convertible bond
Host debt	88,715	97,296	Level 2
Embedded derivative	66,454	66,454	Level 3
As at December 31, 2016
Convertible bond
Host debt	84,537	88,708	Level 2
Embedded derivative	19,812	19,812	Level 3
As at December 31, 2015
Convertible bond
Host debt	80,682	84,798	Level 2
Embedded derivative	54,146	54,146	Level 3

Schedule of Reconciliation of Level 3

Reconciliation of the Level 3 instrument:

At issuance of other financial assets	50,000

Included in profit or loss	(278)

Closing Balance December 31, 2017	49,723

At issuance of the convertible bond	19,500

Included in profit or loss as a change in fair value	34,646

Closing Balance December 31, 2015	54,146

Included in profit or loss as a change in fair value	(34,334)

Closing Balance December 31, 2016	19,812

Included in profit or loss as a change in fair value	46,642

Closing Balance December 31, 2017	66,454

Schedule of Reconciliation of Level 3

Reconciliation of the Level 3 instrument:

At issuance of other financial assets	50,000

Included in profit or loss	(278)

Closing Balance December 31, 2017	49,723

At issuance of the convertible bond	19,500

Included in profit or loss as a change in fair value	34,646

Closing Balance December 31, 2015	54,146

Included in profit or loss as a change in fair value	(34,334)

Closing Balance December 31, 2016	19,812

Included in profit or loss as a change in fair value	46,642

Closing Balance December 31, 2017	66,454

Summary of Sensitivity of Fair Value of Significant Non-observable Inputs

The sensitivity of the fair value to significant non-observable inputs:

Assumptions as at December 31, 2017	Fair value other financial asset
Credit spread	31 bps	49,718
Sensitivity analysis
Credit spread
+1 bps	32 bps	49,704
- 1 bps	30 bps	49,729

Assumptions as at December 31, 2017	Fair value embedded derivative convertible bond
Credit spread	450 bps	66,454
Share price	€20.72
Sensitivity analysis
Credit spread
-100 bps	350 bps	64,157
+100 bps	550 bps	68,671
Share price
+1%	€20.93	68,077
-1%	€20.51	64,803

Assumptions as at December 31, 2016	Fair value embedded derivative convertible bond
Credit spread	700 bps	19,812
Share price	€10.82
Sensitivity analysis
Credit spread
-100 bps	600 bps	20,149
+100 bps	800 bps	19,497
Share price
+1%	€10.92	19,900
-1%	€10.71	19,726

Assumptions as at December 31, 2015	Fair value embedded derivative convertible bond
Credit spread	700 bps	51,405
Sensitivity analysis
Credit spread
-200 bps	500 bps	54,534
+200 bps	900 bps	48,802

Schedule of Credit Quality of Financial Assets

Credit quality of financial assets:

			As at December 31,
€ in thousands	Rating		2017	2016	2015
Cash and cash equivalents	A	+	9,465	35,131	3,522
	A		4,035		38
	A	-	1,451	18,225	42
			14,951	53,356	3,602
Current financial assets	A	+	99,996	100,003	56,026
	A		10,000	0	73,500
	A	-	227,718	80,481	101,466
			337,714	180,484	230,992
Total	A	+	109,461	135,134	59,548
	A		14,035	0	73,538
	A	-	229,169	98,706	101,508
			352,665	233,840	234,594

Summary of Net Foreign Currency Position

The table below provides an indication of the Company’s open net foreign currency position as per year end:

	As at December 31,
€ in thousands	2017	2016	2015
Liabilities denominated in USD	180	608	142
Liabilities denominated in GBP	182	167	76
Assets denominated in USD	105	65	2,680